Leases (Details)	12 Months Ended
Mar. 31, 2024 USD ($)
Leases [Line Items]
Lease cost (in Dollars)	$ 7,487,456
Minimum [Member]
Leases [Line Items]
lease term	3 years
Maximum [Member]
Leases [Line Items]
lease term	10 years